Schedule of changes in accumulated other comprehensive loss (Details) $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	[1]		₨ (6,449,000)	₨ (10,508,000)	₨ (321,000)
Income tax expense			443,000	(205,000)
Total		$ (71)	(6,006,000)	(10,713,000)	₨ (247,000)
Foreign currency translation:
Foreign currency translation differences			(15,027)	1,245
Balance at the end of period			₨ (15,027)	₨ 1,245

[1]	Refer to Note 31 for the movement during the year.